REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue from Contracts with Customers Disaggregated by Geography

The following table presents revenue from contracts with customers disaggregated by geography:

	Three Months Ended March 31,
	2025	2024
United States	$—	$15,000
Asia	—	1,546
Europe	—	77,003
Total	$—	$93,549

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2024	2023
United States	$24,300	$1,760,350
Asia	9,112	117,835
Europe	118,715	207,347
Total	$152,127	$2,085,532

Schedule of Revenue from Contracts with Customers Disaggregated by Timing of Revenue Recognition

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Three Months Ended March 31,
	2025	2024
Revenue recognized at a point in time	$—	$78,549
Revenue recognized over time	—	15,000
Total	$—	$93,549

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2024	2023
Revenue recognized at a point in time	$152,127	$2,080,532
Revenue recognized over time	—	5,000
Total	$152,127	$2,085,532

Schedule of Accounts Receivable and Contract Liabilities	Accounts receivable and contract liabilities were as follows on the dates presented:

	Accounts Receivable	Contract Liabilities
January 1, 2024	$482,279	$30,400
December 31, 2024	—	24,000
March 31, 2025	—	24,000
Accounts receivable and contract liabilities as of December 31, 2024 and 2023 were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2023	$327,200	$178,750
December 31, 2023	482,279	30,400
December 31, 2024	—	24,000